AB Multi-Manager Alternative Fund

Consolidated Portfolio of Investments

December 31, 2019 (unaudited)

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets	Liquidity*
Long/Short Equity
Coatue Offshore Fund, Ltd.	144,099	$35,420,413	3.6%	Quarterly
Darsana Overseas Fund Ltd.	13,038	24,394,086	2.5	Quarterly
Janchor Partners Pan-Asian Fund	264,641	34,048,037	3.5	Triennially
Nokota LC, LLC	1,317	1,218,187	0.1	At Fund’s Discretion
PFM Healthcare Offshore Fund, Ltd.	1,285	1,781,857	0.2	At Fund’s Discretion
Schonfeld Fundamental Equity Offshore Fund Ltd.	35,000	38,724,428	3.9	Quarterly
The Children’s Investment Fund	156,000	26,251,680	2.7	Triennially
Think Investments Offshore Ltd.	22,315	40,763,617	4.2	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	7,839	11,080,658	1.1	Quarterly
Tybourne Equity (Offshore) Fund	4,978	7,521,588	0.8	Quarterly

Total		221,204,551	22.6

Global Macro
Alphadyne International Partners, LP	62,221	79,226,251	8.1	Quarterly
Autonomy Global Macro Fund LP	210,557	32,045,997	3.3	Monthly
Brevan Howard AS Macro Fund Limited	280,000	29,391,600	3.0	Monthly
Rokos Global Macro Fund LP	198,453	18,859,102	1.9	Monthly
Tudor BVI Global Fund LP	15,205	49,484,031	5.1	Quarterly

Total		209,006,981	21.4

Multi-Strategy
Elliott International Limited	38,377	49,898,164	5.1	Quarterly
LMR Fund Limited	400,000	41,623,433	4.2	Quarterly
Myriad Opportunities US Fund Limited	20,569	23,160,407	2.4	Quarterly
Renaissance Institutional Diversified Global Equities Onshore Fund LP	45,443	47,507,855	4.9	Monthly
Schonfeld Strategic Partners Offshore Fund Ltd.	20,000	22,313,093	2.3	Monthly

Total		184,502,952	18.9

Event Driven
Empyrean Capital Overseas Fund, Ltd.	34,984	38,483,209	3.9	Quarterly
Governors Lane Offshore Fund Ltd.	6,887	7,771,879	0.8	Quarterly
Indaba Capital Partners (Cayman), LP	31,293	41,003,540	4.2	Quarterly
Lion Point International, Ltd.	29,565	35,909,217	3.7	Semi-Annual
Luxor Capital Partners Liquidating SPV, LLC	2,317	2,593,608	0.2	At Fund’s Discretion
Senator Global Opportunity Fund LP	22,431	28,031,168	2.9	Quarterly
Starboard Leaders Fund LP	796	688,610	0.1	At Fund’s Discretion

Total		154,481,231	15.8

Credit/Distressed
Caius Capital International Fund	30,036	34,815,044	3.6	Quarterly
King Street Capital, Ltd.	174,482	17,883,997	1.8	Quarterly
Silver Point Capital Offshore Fund, Ltd.	2,685	41,362,370	4.2	Annual
Waterfall Eden Fund, LP	30,000	31,542,127	3.2	Quarterly
Wingspan Overseas Fund, Ltd.	953	628,568	0.1	Fund in Liquidation

Total		126,232,106	12.9

Total Underlying Portfolios (cost $757,834,221)		895,427,821	91.6

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets
Short-Term Investments
Investment Companies
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.53% (a)(b)(c) (cost $43,500,000)	43,500,000	$43,500,000	4.5%

Total Investments (cost $801,334,221) (d)		938,927,821	96.1
Other assets less liabilities		38,372,155	3.9

Net Assets		$977,299,976	100.0%

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Commodity Hedging Insights 2	0.02%	Maturity	3,638	1/15/20	$(72,806)
Barclays Commodity Strategy 1673 Index	0.30%	Maturity	2,486	1/15/20	(19,859)
Credit Suisse International
Credit Suisse Managed Futures Liquid Index (Net Excess)	0.35%	Quarterly	7,183	3/16/20	17,012
Goldman Sachs & Co.
Advanced Disposal Services	1 Month LIBOR Plus 0.35%	Maturity	2,147	1/05/21	(14,838)
Audentes Therapeutics Inc.	1 Month LIBOR Plus 0.35%	Maturity	367	1/05/21	6,286
Care.com Inc.	1 Month LIBOR Plus 0.35%	Maturity	66	1/05/21	368
Carolina Financial Corp.	1 Month LIBOR Plus 0.35%	Maturity	1,499	1/05/21	5,513
Continental Building Product	1 Month LIBOR Plus 0.35%	Maturity	1,429	1/05/21	7,350
Continental Gold Inc.	1 Month CDOR Plus 0.35%	Maturity	1,896	1/05/21	(8,587)
Fitbit Inc.	1 Month LIBOR Plus 0.35%	Maturity	1,385	1/05/21	(141,531)
Iberiabank Corp.	1 Month LIBOR Plus 0.35%	Maturity	1,791	1/05/21	1,202
Kemet Corp.	1 Month LIBOR Plus 0.35%	Maturity	1,872	1/05/21	74,747
Redde PLC	1 Month LIBOR Plus 0.35%	Maturity	311	1/05/21	(6,138)
TD Ameritrade Holding Corp.	1 Month LIBOR Plus 0.35%	Maturity	2,045	1/05/21	(75,839)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Tiffany & Co.	1 Month LIBOR Plus 0.35%	Maturity	1,425	1/05/21	$7,437
William Lyon Homes - Class A	1 Month LIBOR Plus 0.35%	Maturity	793	1/05/21	(5,196)
Wright Medical Group NV	1 Month LIBOR Plus 0.35%	Maturity	1,882	1/05/21	95,151
Goldman Sachs International
Cross Asset Trend Basket Series 2 10% Volatility Target ER Strategy (1)	0.00%	Quarterly	11,802	10/15/20	(153,182)
GSISM49E (2)	0.00%	Quarterly	17,570	10/15/20	(683,645)
Mellanox Technologies Ltd.	1 Month LIBOR Plus 0.35%	Maturity	952	1/05/21	34,724
RP Equity Carry Series 1 Excess Return Strategy	0.30%	Maturity	1,734	1/15/20	(47,560)
Wabco Holdings Inc.	1 Month LIBOR Plus 0.35%	Maturity	2,183	1/05/21	5,987
Wellcare Health Plans Inc.	1 Month LIBOR Plus 0.35%	Maturity	2,326	1/05/21	209,705
JPMorgan Chase Bank, NA
AVON Products Inc.	1 Month LIBOR Plus 0.40%	Maturity	2,483	8/14/20	696,117
Cobham PLC	1 Month LIBOR Plus 0.40%	Maturity	1,460	8/14/20	68,813
Grandvision NV	1 Month LIBOR Plus 0.40%	Maturity	1,366	8/14/20	3,470
J.P.Morgan RCI - 24 Alpha	0.50%	Maturity	2,241	1/15/20	(25,490)
JMABRCX4	0.72%	Quarterly	3,097	3/16/20	7,625
JMABRG34 (3)	0.60%	Maturity	2,196	1/15/20	2,441
JPABGERP (4)	0.43%	Maturity	12,282	3/16/20	(266,219)
JPABSAA1 (5)	1 Month LIBOR Plus 0.11%	Maturity	22,418	1/31/20	(33,788)
JPMorgan Alternative FX Mean Reversion JPM 2RM1 Index	0.00%	Quarterly	3,991	10/15/20	501
Liberty Property Trust	1 Month LIBOR Plus 0.40%	Maturity	58	8/14/20	1,388
Sophos Group PLC	1 Month LIBOR Plus 0.50%	Maturity	1,217	8/14/20	12,646
Transat A.T. Inc.	1 Month CDOR Plus 0.40%	Maturity	1,205	8/14/20	(53,035)
United Community Financial	1 Month LIBOR Plus 0.40%	Maturity	139	8/14/20	14,843
Morgan Stanley Capital Services, LLC
Acacia Communications Inc.	1 Month LIBOR Plus 0.30%	Maturity	2,095	12/11/20	70,115
Achillion Pharmaceuticals	1 Month LIBOR Plus 0.30%	Maturity	1,042	12/11/20	(45,693)
Allergan PLC	1 Month LIBOR Plus 0.30%	Maturity	2,135	12/11/20	177,682

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Altran Technologies SA	1 Month EURIBOR Plus 0.50%	Maturity	293	12/11/20	$4,278
Caesars Entertainment Corp.	1 Month LIBOR Plus 0.30%	Maturity	2,230	12/11/20	215,919
Cypress Semiconductor Corp.	1 Month LIBOR Plus 0.30%	Maturity	2,219	12/11/20	7,393
Jagged Peak Energy Inc.	1 Month LIBOR Plus 0.30%	Maturity	1,094	12/11/20	134,448
Mellanox Technologies Ltd.	1 Month LIBOR Plus 0.30%	Maturity	1,112	12/11/20	55,694
Morgan Stanley Volume B3U Index	0.50%	Quarterly	4,100	3/16/20	15,324
MSABFLSU	0.65%	Maturity	4,235	3/16/20	(47,090)
MSCBRMF4 (6)	0.60%	Maturity	4,189	1/15/20	(150,250)
MSUSABDM (7)	0.00%	Quarterly	33,290	10/15/20	(109,923)
MSUSABEM (8)	0.00%	Quarterly	37,274	10/15/20	264,382
MSUSABEQ	0.00%	Quarterly	10,574	10/15/20	21,802
OMNOVA Solutions Inc.	1 Month LIBOR Plus 0.30%	Maturity	1,333	12/11/20	(4,711)
Pacific Biosciences of California Inc.	1 Month LIBOR Plus 0.30%	Maturity	898	12/11/20	77,474
Ra Pharmaceuticals Inc.	1 Month LIBOR Plus 0.30%	Maturity	1,688	12/11/20	4,762
Sophos Group PLC	1 Month LIBOR Plus 0.50%	Maturity	173	12/11/20	(693)
Sophos Group PLC - W/I	1 Month LIBOR Plus 0.35%	Maturity	270	1/15/21	(13,659)
Sprint Nextel Corp.	1 Month LIBOR Plus 0.30%	Maturity	1,027	12/11/20	(197,496)
Stars Group Inc./The	1 Month LIBOR Plus 0.30%	Maturity	2,328	12/11/20	519,212
The Medicines Company	1 Month LIBOR Plus 0.30%	Maturity	1,800	12/11/20	18,595
Pay Total Return on Reference Obligation
Goldman Sachs & Co.
First Horizon National Corp.	1 Month LIBOR Minus 0.30%	Maturity	1,818	1/05/21	(5,207)
Northgate PLC	1 Month LIBOR Minus 0.40%	Maturity	335	1/05/21	(3,337)
Schwab (Charles) Corp.	1 Month LIBOR Minus 0.30%	Maturity	2,121	1/05/21	65,281
Taylor Morrison Home Corp. - Class A	1 Month LIBOR Minus 0.29%	Maturity	694	1/05/21	11,321
United Bankshares Inc.	1 Month LIBOR Minus 0.29%	Maturity	1,515	1/05/21	312

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Centene Corp.	1 Month LIBOR Minus 0.29%	Maturity	1,497	1/05/21	$(207,070)
JPMorgan Chase Bank, NA
First Defiance FINL Corp.	1 Month LIBOR Minus 0.29%	Maturity	139	8/14/20	(14,465)
Natura & Co. Holding SA	1 Month LIBOR Plus 0.75%	Maturity	2,539	8/14/20	(532,172)
Prologis Inc.	1 Month LIBOR Minus 0.28%	Maturity	58	8/14/20	(821)
Morgan Stanley Capital Services, LLC
Abbvie Inc.	1 Month LIBOR Minus 2.40%	Maturity	856	12/11/20	(98,114)
Eldorado Resorts Inc.	1 Month LIBOR Minus 0.30%	Maturity	879	12/11/20	(215,387)
Flutter Entertainment PLC	1 Month LIBOR Minus 0.30%	Maturity	1,854	12/11/20	(405,706)
Parsley Energy Inc. - Class A	1 Month LIBOR Minus 0.28%	Maturity	1,089	12/11/20	(135,764)
T-Mobile US Inc.	1 Month LIBOR Minus 0.60%	Maturity	1,585	12/11/20	72,437

					$(785,514)

(a)	Affiliated investments.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $144,274,817 and gross unrealized depreciation of investments was $(7,466,731), resulting in net unrealized appreciation of $136,808,086.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 45 - 120 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to three years.

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolios within this strategy are subject to 30 - 90 day redemption notice periods. Certain Underlying Portfolios have lock up periods of up to one year.

Multi-Strategy Underlying Portfolios invest across multiple strategies, including long/short equity, event driven, global macro, credit/distressed and emerging markets, in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed income, currency, commodity and other financial instrument markets. Underlying Portfolios within this strategy are generally subject to 45 - 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of one years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin(off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 - 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 60 - 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios may have lock up periods of two years.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
EURIBOR	-	Euro Interbank Offered Rate
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimables du Trésor
OSE	-	Osaka Securities Exchange
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel
WTI	-	West Texas Intermediate

(1)

The following table represents the 50 largest (long/(short)) basket holdings underlying the total return swap in Cross Asset Trend Basket Series 2 10% Volatility Target ER Strategy as of December 31, 2019.

Security Description	Current Notional	Percent of Basket’s Value
Euro-Schatz Futures	$(7,971,364)	(67.5)%
3 Month Euro EURIBOR 9/20	(6,015,521)	(51.0)%
3 Month Euro EURIBOR 6/20	(6,015,512)	(51.0)%
3 Month Euro EURIBOR 3/21	(6,014,996)	(51.0)%
90 Day Euro$ Futures 6/21	5,825,635	49.4%
90 Day Euro$ Futures 3/21	5,825,460	49.4%
90 Day Euro$ Futures 9/20	5,823,003	49.3%
90 Day Euro$ Futures 6/20	5,819,106	49.3%
90 Day Sterling Futures 3/21	5,407,863	45.8%
90 Day Sterling Futures 9/20	4,840,061	41.0%
90 Day Sterling Futures 6/21	4,837,880	41.0%
Euro-BOBL Futures 3/20	(2,867,375)	(24.3)%
Japan 10 Yr Bond (OSE) Futures 3/20	(2,346,299)	(19.9)%
90 Day Sterling Futures 6/20	2,134,977	18.1%
U.S. 5 Yr Note (CBT) Futures 3/20	2,131,053	18.1%
USD/TWD 1/20	1,789,979	15.2%
USD/SGD 1/20	1,751,894	14.8%
U.S. 10 Yr Note (CBT) Futures 3/20	1,561,623	13.2%
USD/IDR 1/20	1,447,217	12.3%
Long Gilt Futures 3/20	1,288,360	10.9%
USD/INR 1/20	1,256,794	10.6%
USD/EUR 1/20	(1,247,527)	(10.6)%
UDS/ILS 1/20	1,145,890	9.7%
USD/JPY 1/20	(1,118,473)	(9.5)%
3 Month Euro EURIBOR 6/21	(1,087,018)	(9.2)%
USD/PHP 12/19	1,065,049	9.0%
Euro-Bund Futures 3/20	1,001,315	8.5%
U.S. Long Bond (CBT) Futures 3/20	778,348	6.6%
USD/RUB 12/19	717,196	6.1%
USD/MXN 1/20	716,182	6.1%
USD/CHF 1/20	(688,291)	(5.8)%
USD/CNH 1/20	(685,524)	(5.8)%
USD/HUF 1/20	(668,436)	(5.7)%
Live Cattle Futures 2/20	602,126	5.1%
Soybean Futures 3/20	590,031	5.0%
Gold 100 Oz. Futures 2/20	589,922	5.0%
USD/NOK 1/20	(559,236)	(4.7)%
LME Copper Futures 2/20	535,108	4.5%
USD/TRY 1/20	525,200	4.5%
USD/AUD 1/20	(516,218)	(4.4)%
S&P 500 E-Mini Index Futures 3/20	473,802	4.0%
S&P/TSX 60 Index Futures 3/20	472,041	4.0%
Cattle Feeder Futures 3/20	456,602	3.9%
Swiss Market Index Futures 3/20	449,974	3.8%
Sugar #11 (World) Futures 3/20	437,548	3.7%
USD/NZD 1/20	430,182	3.6%
USD/GBP 1/20	430,182	3.6%
USD/BRL 1/20	(429,709)	(3.6)%
TOPIX Index Futures 3/20	423,367	3.6%
SET50 Futures 3/20	(414,934)	(3.5)%
Other Long	9,556,747	81.0%
Other (Short)	(2,387,395)	(20.2)%

(2)	The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap in GSISM49E as of December 31, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Apple, Inc.	(2,835)	$(832,515)	(4.7)%
Microsoft Corp.	(4,131)	(651,422)	(3.7)%
Amazon.com, Inc.	(294)	(543,793)	(3.1)%
Johnson & Johnson	(1,669)	(243,508)	(1.4)%
Visa, Inc.	(1,209)	(227,122)	(1.3)%
Nestle SA	(2,052)	(222,072)	(1.3)%
Procter & Gamble Co./The	(1,752)	(218,780)	(1.2)%
Berkshire Hathaway, Inc.	(922)	(208,785)	(1.2)%
Exxon Mobil Corp.	(2,961)	(206,648)	(1.2)%
Facebook, Inc.	(980)	(201,145)	(1.1)%
UnitedHealth Group, Inc.	(663)	(194,996)	(1.1)%
Mastercard, Inc.	(632)	(188,675)	(1.1)%
Intel Corp.	(3,101)	(185,573)	(1.1)%
Walt Disney Co./The	(1,261)	(182,352)	(1.0)%
JPMorgan Chase & Co.	(1,257)	(175,207)	(1.0)%
Alphabet, Inc.	(125)	(167,549)	(1.0)%
Home Dopt Inc./The	(767)	(167,392)	(1.0)%
Caesars Entertainment Corp.	11,864	161,352	0.9%
Wells Fargo & Co.	(2,930)	(157,619)	(0.9)%
Coca-Cola Co./The	(2,843)	(157,372)	(0.9)%
Cypress Semiconductor Corp.	6,716	156,682	0.9%
Leidos Holdings, Inc.	1,597	156,357	0.9%
Liberty Broadband Corp.	1,221	153,563	0.9%
Zayo Group Holdings, Inc.	4,412	152,863	0.9%
Discovery, Inc.	4,961	151,273	0.9%
Jazz Pharmaceuticals PLC	1,013	151,252	0.9%
Kimco Realty Corp.	7,297	151,120	0.9%
Jacobs Engineering Group, Inc.	1,672	150,192	0.9%
Seagate Technology PLC	2,515	149,671	0.9%
Delta Air Lines, Inc.	2,555	149,413	0.9%
Carlisle Cos., Inc.	921	149,123	0.8%
Universal Health Services, Inc.	1,038	148,932	0.8%
WellCare Health Plans, Inc.	450	148,550	0.8%
Old Dominion Freight Line, Inc.	781	148,126	0.8%
Copart, Inc.	1,620	147,278	0.8%
Citizens Financial Group, Inc.	3,617	146,884	0.8%
Teledyne Technologies, Inc.	422	146,165	0.8%
Arconic, Inc.	4,708	144,873	0.8%
Chipotle Mexican Grill, Inc.	172	143,968	0.8%
Cicso Systems, Inc.	(2,996)	(143,696)	(0.8)%
United Airlines Holdings, Inc.	1,630	143,545	0.8%
Hormel Foods Corp.	3,175	143,222	0.8%
Bio-Rad Laboratories, Inc.	387	143,117	0.8%
ANSYS, Inc.	553	142,432	0.8%
Hershey Co./The	965	141,886	0.8%
Tyson Foods, Inc.	1,558	141,856	0.8%
Cadence Design Systems, Inc.	2,045	141,819	0.8%
Novartis AG	(1,493)	(141,655)	(0.8)%
Nucor Corp.	2,506	141,055	0.8%
Fifth Third Bancop	4,581	140,815	0.8%
Other Long	1,112,477	24,538,535	124.1%
Other (Short)	(478,936)	(18,598,660)	(90.3)%

(3)	The following table represents the (long/(short)) basket holdings underlying the total return swap in JMABRG34 as of December 31, 2019.

Security Description	Current Notional	Percent of Basket’s Value
Brent Crude Futures 3/20	$(673,391)	(30.7)%
WTI Crude Futures 3/20	(671,845)	(30.6)%
WTI Crude Futures 7/20	667,448	30.4%
Brent Crude Futures 7/20	665,146	30.3%
NY Harbor ULSD Futures 7/20	660,310	30.1%
NY Harbor ULSD Futures 3/20	(659,878)	(30.1)%
Gasoline RBOB Futures 3/20	(658,615)	(30.0)%
Gasoline RBOB Futures 7/20	656,597	29.9%
Natural Gas Futures 7/20	614,530	28.0%
Natural Gas Futures 5/20	(602,899)	(27.5)%
Soybean Futures 3/20	(569,051)	(25.9)%
Soybean Futures 7/20	566,353	25.8%
Coffee ‘C’ Futures 3/20	(559,976)	(25.5)%
Coffee ‘C’ Futures 7/20	559,591	25.5%
Sugar #11 (World) Futures 7/20	557,946	25.4%
Copper Futures 7/20	556,177	25.3%
Copper Futures 3/20	(555,846)	(25.3)%
Sugar #11 (World) Futures 3/20	(554,411)	(25.2)%
LME Nickel Futures 7/20	538,611	24.5%
Corn Futures 7/20	538,574	24.5%
LME Nickel Futures 3/20	(537,903)	(24.5)%
LME Zinc Futures 7/20	536,095	24.4%
Corn Futures 3/20	(534,660)	(24.3)%
LME Zinc Futures 3/20	(532,970)	(24.3)%
LME PRI Aluminum Futures 7/20	531,580	24.2%
LME PRI Aluminum Futures 3/20	(529,256)	(24.1)%
Live Cattle Futures 6/20	354,509	16.1%
Live Cattle Futures 2/20	(351,504)	(16.0)%
Lean Hogs Futures 2/20	(284,368)	(13.0)%
Lean Hogs Futures 6/20	279,046	12.7%
Soybean Oil Futures 3/20	(200,676)	(9.1)%
Soybean Oil Futures 7/20	199,947	9.1%
KC HRW Wheat Futures 3/20	(194,264)	(8.8)%
KC HRW Wheat Futures 7/20	193,721	8.8%
Cotton No. 2 Futures 3/20	(187,093)	(8.5)%
Cotton No. 2 Futures 7/20	186,947	8.5%
Wheat Futures (CBT) 3/20	(183,286)	(8.3)%
Wheat Futures (CBT) 7/20	182,907	8.3%
Soybean Meal Futures 7/20	180,135	8.2%
Soybean Meal Futures 3/20	(179,928)	(8.2)%

(4)	The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap in JPABGERP as of December 31, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
JPMorgan Cash USD Index	(11,965)	$(3,620,733)	(29.5)%
Delivery Hero SE	(2,485)	(196,826)	(1.6)%
iA Financial Corp., Inc.	2,953	162,418	1.3%
Uber Technologies, Inc.	(5,271)	(156,774)	(1.3)%
Western Union Co./The	5,833	156,218	1.3%
Concho Resources, Inc.	(1,782)	(156,085)	(1.3)%
Hong Kong Land Holdings Ltd.	(25,745)	(148,033)	(1.2)%
Jardine Matheson Holdings Ltd.	(2,605)	(144,853)	(1.2)%
Jardine Strategic Holdings Ltd.	(4,670)	(143,121)	(1.2)%
Tesla, Inc.	(334)	(139,848)	(1.1)%
Dairy Farm International Holdings	(23,464)	(133,982)	(1.1)%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Mercari, Inc.	(6,045)	$(124,322)	(1.0)%
Diamondback Energy, Inc.	(1,277)	(118,559)	(1.0)%
Sarepta Therapeutics, Inc.	(908)	(117,171)	(1.0)%
Atco Ltd./Canada	3,036	116,541	0.9%
EDP - Energias de Portugal SA	26,688	115,757	0.9%
Aker BP ASA	(3,462)	(113,473)	(0.9)%
EssilorLuxottica	(739)	(112,664)	(0.9)%
Air Canada	3,008	112,510	0.9%
Juniper Networks, Inc.	4,484	110,451	0.9%
Iida Group Holdings Co., Ltd.	6,251	110,386	0.9%
Continental Resources, Inc./OK	(3,109)	(106,637)	(0.9)%
Lundin Petroleum AB	(3,122)	(106,173)	(0.9)%
Linde PLC	(495)	(105,329)	(0.9)%
Alcon, Inc.	(1,854)	(104,941)	(0.9)%
Teijin Ltd.	5,514	103,755	0.8%
ICADE	941	102,470	0.8%
Nektar Therapeutics	(4,647)	(100,299)	(0.8)%
Murata Manufacturing Co., Ltd.	(1,610)	(99,919)	(0.8)%
Heineken Holding NV	1,018	98,731	0.8%
Mitsubishi Materials Corp.	3,595	98,488	0.8%
Mitsubishi Heavy Industries Ltd.	2,479	96,917	0.8%
Intesa Sanpaolo SpA	(36,393)	(95,939)	(0.8)%
Sumitomo Chemical Co., Ltd.	20,616	94,471	0.8%
Cimarex Energy Co.	(1,793)	(94,115)	(0.8)%
MongoDB, Inc.	(708)	(93,116)	(0.8)%
Severn Trent PLC	28	91,835	0.7%
Ryman Healthcare Ltd.	8,257	90,970	0.7%
Zillow Group, Inc.	(1,957)	(89,908)	(0.7)%
Bank of America Corp.	(2,510)	(88,389)	(0.7)%
A2 Milk Co. Ltd.	8,715	88,312	0.7%
G4S PLC	302	87,299	0.7%
Advanced Micro Devices, Inc.	(1,887)	(86,539)	(0.7)%
Anheuser-Busch InBev SA/NV	(1,054)	(86,042)	(0.7)%
Fisher & Paykel Healthcare Corp.	5,738	85,946	0.7%
UnitedHealth Group, Inc.	(291)	(85,404)	(0.7)%
Verbund AG	(1,697)	(85,246)	(0.7)%
NVIDIA Corp.	(358)	(84,249)	(0.7)%
Grubhub, Inc.	(1,728)	(84,041)	(0.7)%
SSE PLC	44	83,702	0.7%
Other Long	1,732,126	23,270,271	188.5%
Other (Short)	(903,544)	(18,539,605)	(149.9)%

(5)	The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap in JPABSAA1 as of December 31, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500 Total Return Index	(1,575)	$(10,322,170)	(46.0)%
MSCI Daily TR Gross EAFE USD Index	(728)	(6,291,181)	(28.1)%
JPMorgan Cash USD Index	(17,067)	(5,164,797)	(23.0)%
Microsoft Corp.	4,301	678,333	3.0%
MSCI Daily TR Gross Canada USD Index	(78)	(630,621)	(2.8)%
Apple, Inc.	1,801	528,977	2.4%
Roche Holding AG	1,534	497,265	2.2%
Qantas Airways Ltd.	83,833	418,996	1.9%
Walmart, Inc.	3,322	394,815	1.8%
Oracle Corp.	7,389	391,447	1.7%
Automatic Data Processing, Inc.	2,178	371,304	1.7%
Ross Stores, Inc.	3,175	369,613	1.6%
UnitedHealth Group, Inc.	1,241	364,821	1.6%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Bank Leumi Le-Israel BM	495	$360,301	1.6%
Royal Dutch Shell PLC	120	357,323	1.6%
Merck & Co., Inc.	3,837	348,993	1.6%
Constellation Software, Inc./Canada	344	334,840	1.5%
Oracle Corp./Japan	3,613	330,803	1.5%
Paychex, Inc.	3,854	327,793	1.5%
Auto Trader Group PLC	412	324,868	1.4%
RELX PLC	12,847	323,898	1.4%
PNC Financial Services Group, Inc.	2,011	321,026	1.4%
Check Point Software Technology	2,872	318,675	1.4%
adidas AG	974	316,978	1.4%
Fidelity National Financial, Inc.	6,814	309,007	1.4%
Philip Morris International, Inc.	3,560	302,892	1.4%
Dollar General Corp.	1,902	296,711	1.3%
Aristocrat Leisure Ltd.	12,522	296,373	1.3%
Salmar ASA	5,735	293,228	1.3%
Nice Ltd.	19	292,449	1.3%
L3Harris Technologies, Inc.	1,454	287,776	1.3%
KBC Group NV	3,815	287,180	1.3%
Procter & Gamble Co./The	2,272	283,742	1.3%
Comcast Corp.	6,300	283,314	1.3%
Texas Instruments, Inc.	2,192	281,207	1.3%
Sysco Corp.	3,260	278,857	1.2%
Experian PLC	82	276,096	1.2%
Wolters Kluwer NV	3,745	273,300	1.2%
Enel SpA	34,186	271,376	1.2%
Koninklijke Ahold Delhaize NV	10,370	259,511	1.2%
AutoZone, Inc.	215	256,293	1.1%
American Financial Group, Inc.	2,327	255,189	1.1%
CH Robinson Worldwide, Inc.	3,261	254,975	1.1%
Royal Bank of Canada	3,184	252,315	1.1%
Home Depot, Inc./The	1,145	249,962	1.1%
Partners Group Holding AG	272	249,619	1.1%
Deckers Outdoor Corp.	1,449	244,598	1.1%
Novo Nordisk A/S	4,140	240,458	1.1%
Bristol-Myers Squibb Co.	3,710	238,116	1.1%
Nippon Telegraph & Telephone Co.	9,373	237,778	1.1%
Other Long	245,531	7,636,573	34.1%

(6)	The following table represents the (long/(short)) basket holdings underlying the total return swap in MSCBRMF4 as of December 31, 2019.

Security Description	Current Notional	Percent of Basket’s Value
Euro-Schatz Futures 3/20	$5,330,021	127.2%
Euro-BTP Futures 3/20	4,890,600	116.8%
U.S. 2 Yr Note (CBT) Futures 3/20	(3,515,368)	(83.9)%
Long Gilt Futures 3/20	(2,395,661)	(57.2)%
U.S. 10 Yr Note (CBT) Futures 3/20	2,287,586	54.6%
Euro-Bund Futures 3/20	(1,966,713)	(47.0)%
Euro-BOBL Futures 3/20	1,821,775	43.5%
Canadian 10 Yr Bond Futures 3/20	(1,623,637)	(38.8)%
Australian 10 Yr Bond Futures 3/20	1,371,044	32.7%
U.S. 5 Yr Note (CBT) Futures 3/20	882,193	21.1%
Euro-OAT Futures 3/20	(793,387)	(18.9)%
Euro-BUXL 30 Yr Bond Futures 3/20	(199,394)	(4.8)%
U.S. Long Bond (CBT) Futures 3/20	(83,360)	(2.0)%

(7)	The following table represents the (long/(short)) basket holdings underlying the total return swap in MSUSABDM as of December 31, 2019.

Security Description	Current Notional	Percent of Basket’s Value
NOK/USD 1/20	$(3,402,239)	(10.2)%
JPY/USD 1/20	2,799,690	8.4%
SEK/USD 1/20	2,370,249	7.1%
NZD/USD 1/20	1,521,354	4.6%
AUD/USD 1/20	(1,461,432)	(4.4)%
CHF/USD 1/20	(1,035,319)	(3.1)%
GBP/USD 1/20	(679,116)	(2.0)%
EUR/USD 1/20	632,510	1.9%
CAD/USD 1/20	(519,324)	(1.6)%

(8)	The following table represents the (long/(short)) basket holdings underlying the total return swap in MSUSABEM as of December 31, 2019.

Security Description	Current Notional	Percent of Basket’s Value
BRL/USD 1/20	$(2,694,922)	(7.2)%
HUF/USD 1/20	(2,612,919)	(7.0)%
CLP/USD 1/20	(2,023,987)	(5.4)%
PEN/USD 1/20	(2,016,532)	(5.4)%
RUB/USD 1/20	1,900,983	5.1%
CNY/USD 1/20	1,699,702	4.6%
PHP/USD 1/20	(1,636,336)	(4.4)%
INR/USD 1/20	1,446,238	3.9%
MXN/USD 1/20	1,379,144	3.7%
IDR/USD 1/20	1,263,594	3.4%
ZAR/USD 1/20	1,140,590	3.1%
TRY/USD 1/20	726,846	2.0%
COP/USD 1/20	659,753	1.8%
TWD/USD 1/20	544,203	1.5%
THB/USD 1/20	(480,837)	(1.3)%
PLN/USD 1/20	406,288	1.1%
CZK/USD 1/20	331,740	0.9%
KRW/USD 1/20	(93,185)	(0.3)%

AB Multi-Manager Alternative Fund

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Short-Term Investments:
Investment Companies	$43,500,000		$	– 0	–	$	– 0	–	$43,500,000
Investments valued at NAV*									895,427,821

Total Investments in Securities	43,500,000			– 0	–		– 0	–	938,927,821
Other Financial Instruments(a):
Assets:
Total Return Swaps	– 0	–		3,009,757			– 0	–	3,009,757
Liabilities:
Total Return Swaps	– 0	–		(3,795,271)			– 0	–	(3,795,271)

Total	$43,500,000			$(785,514)		$	– 0	–	$938,142,307

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

*

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removed the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU was effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented herein. Accordingly, the total investments of the Underlying Portfolios with a fair value of $895,427,821 have not been categorized in the fair value hierarchy.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2019 is as follows:

Fund	Market Value 3/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,500	$233,500	$205,500	$43,500	$0